STOCKHOLDERS' EQUITY (Tables)	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
Summary of non-vested shares

	Non-vested Shares of Common Stock	Weighted Average Fair Value
Balance at December 31, 2021	–	$–
Awarded	–	–
Vested	–	–
Forfeited	–	–
Balance at March 31, 2022	–	$–

Balance at December 31, 2020	3,600,000	$0.30
Awarded	–	–
Vested	(900,000)	0.30
Forfeited	–	–
Balance at March 31, 2021	2,700,000	$0.30

Summary of warrant activity

	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2020	–	–
Issued	2,868,397	$0.00084	3.4 Years
Exercised	–	–
Expired/Forfeited	–	–
Outstanding at March 31, 2021	2,868,397	$0.00084	3.2 Years

Outstanding at December 31, 2021	–	–
Issued	2,868,397	$0.00084	2.4 Years
Exercised	–	–
Expired/Forfeited	–	–
Outstanding at March 31, 2022	2,868,397	$0.00084	2.2 Years